Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document And Entity Information
Entity Registrant Name	EFACTOR GROUP CORP.
Entity Central Index Key	0001158694
Document Type	S-1
Trading Symbol	efct
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company